Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 8,165,509,482	$ 7,032,543,261
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	8,165,509,482	7,032,543,261
Total | Amgen stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	417,689,989	344,055,715
Total | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,471,574	3,466,558
Total | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,275,138,481	5,003,198,779
Total | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	92,034,453	533,256,711
Total | Debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,685	2,979
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	255,411,543	148,845,846
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,119,760,757	999,716,673
Quoted prices in active markets for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,887,625,908	2,026,022,128
Quoted prices in active markets for identical assets (Level 1) | Amgen stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	417,689,989	344,055,715
Quoted prices in active markets for identical assets (Level 1) | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,471,574	3,466,558
Quoted prices in active markets for identical assets (Level 1) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	92,034,453	533,256,711
Quoted prices in active markets for identical assets (Level 1) | Debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Quoted prices in active markets for identical assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	255,411,543	148,845,846
Quoted prices in active markets for identical assets (Level 1) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,117,018,349	996,397,298
Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,277,883,574	5,006,521,133
Significant other observable inputs (Level 2) | Amgen stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant other observable inputs (Level 2) | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant other observable inputs (Level 2) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,275,138,481	5,003,198,779
Significant other observable inputs (Level 2) | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant other observable inputs (Level 2) | Debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,685	2,979
Significant other observable inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant other observable inputs (Level 2) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,742,408	3,319,375
Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Amgen stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Cash and cash equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Common and preferred stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Debt securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Significant unobservable inputs (Level 3) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0